Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Selling, general and administrative expenses
Personnel expenses	€ 17,132	€ 8,361
Consulting fees	6,795	1,299
Supervisory board	1,424	477
Office costs	2,111	1,377
Total	€ 27,462	€ 11,514